SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17-SUBSEQUENT EVENTS

On January 23, 2026, the Company filed a complaint for overdue payment on goods sold against Hubei Township Investment Agricultural Machinery Co., Ltd., claiming approximately RMB4 million (equivalent to $0.6 million). This case is currently awaiting a court hearing.